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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC

Address: 80 South 8/th/ Street
         Suite 1902
         Minneapolis, MN 55402



Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harrison T. Grodnick

Title:   Chief Operating Officer

Phone:   (612) 334-2000


Signature, Place, and Date of Signing:

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
/s/ Harrison T. Grodnick     Minneapolis, Minnesota        October 19, 2011
_______________________     ________________________    _______________________
      [Signature]                [City, State]                  [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                      1

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                             Form 13F SUMMARY PAGE


Report Summary:




Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     27

Form 13F Information Table Value Total:     844,237
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                          FORM 13F INFORMATION TABLE

  COLUMN 1        COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
   --------        --------     --------  --------      --------       --------  --------       --------
                                                                                            VOTING AUTHORITY
                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     ----------------
NAME OF ISSUER  TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED NONE
--------------  --------------   -----    --------  -------  --- ---- ---------- -------  --------- ------ ----
3M Co.......... COM             88579Y101  34,031    474,029 SH          Sole      None     474,029
Agrium
  Inc.......... COM             008916108  35,597    534,012 SH          Sole      None     534,012
Apple Inc...... COM             037833100     229        600 SH          Sole      None         600
Bank Of
  New York
  Mellon
  Corp......... COM             064058100  15,530    835,375 SH          Sole      None     835,375
Barrick Gold
  Corp......... COM             067901108     649     13,910 SH          Sole      None      13,910
Briggs &
  Stratton
  Corp......... COM             109043109  18,899  1,398,907 SH          Sole      None   1,398,907
Cenovus
  Energy
  Inc.......... COM             15135U109  30,709    999,952 SH          Sole      None     999,952
Cisco Sys
  Inc.......... COM             17275R102  36,423  2,349,898 SH          Sole      None   2,349,898
Du Pont E I
  De
  Nemours &
  Co........... COM             263534109  36,778    920,147 SH          Sole      None     920,147
Dynegy Inc
  Del.......... COM             26817G300   3,781    917,809 SH          Sole      None     917,809
Ingersoll-
  Rand
  PLC.......... SHS             G47791101  22,824    812,529 SH          Sole      None     812,529
ITT Corp
  New.......... COM             450911102  29,193    695,067 SH          Sole      None     695,067
Johnson &
  Johnson...... COM             478160104  43,257    679,184 SH          Sole      None     679,184
Kraft Foods
  Inc.......... CL A            50075N104  40,441  1,204,319 SH          Sole      None   1,204,319
Materion
  Corp......... COM             576690101  23,007  1,014,409 SH          Sole      None   1,014,409
NCR Corp
  New.......... COM             62886E108  38,013  2,250,628 SH          Sole      None   2,250,628
Northstar
  Rlty Fin
  Corp......... COM             66704R100      99     30,000 SH          Sole      None      30,000
Nucor
  Corp......... COM             670346105  26,969    852,360 SH          Sole      None     852,360
Pall Corp...... COM             696429307  24,498    577,772 SH          Sole      None     577,772
Siemens A
  G............ SPONSORED ADR   826197501  35,229    392,345 SH          Sole      None     392,345
Sony
  Corp......... ADR NEW         835699307 249,889  1,315,160 SH          Sole      None   1,315,160
Suncor
  Energy
  Inc
  New.......... COM             867224107  18,660    733,502 SH          Sole      None     733,502
Terex Corp
  New.......... COM             880779103  16,432  1,601,511 SH          Sole      None   1,601,511
Texas Instrs
  Inc.......... COM             882508104  30,790  1,155,344 SH          Sole      None   1,155,344
Valmont
  Inds
  Inc.......... COM             920253101  14,901    191,189 SH          Sole      None     191,189
Wabtec
  Corp......... COM             929740108  17,376    328,655 SH          Sole      None     328,655
Wireless
  Ronin
  Technologies. COM             97652A203      33     24,800 SH          Sole      None      24,800
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